Gain on realization of marketable securities (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	May 17, 2012	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 30, 2012 Sapura Kencana	Dec. 31, 2012 Sapura Kencana	May 17, 2012 Sapura Kencana	Dec. 31, 2012 SapuraCrest	May 17, 2012 SapuraCrest
Business Acquisition [Line Items]
Number of shares received of merged entity (in shares)	589,000,000
Proceeds from disposal of associated companies	$ 65		$ 0	$ 65	$ 0
Percentage of equity method investment ownership (in hundredths)						6.40%		11.79%	23.60%	23.59%
Gain on decline in ownership interest										169
Shares sold (in shares)						300,000,000
Gain on realization of marketable securities			0	85	416	84	84
Cash proceeds					141	198
Conversion factor for each newly issued share		0.4778
Additional amount paid to former shareholders (in dollars per share)		$ 15.60
Accumulated other comprehensive income effect in Pride holdings		$ 416